Operating Revenue - Disaggregation of Revenue (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Brokerage income
Brokerage income subtotal	¥ 1,144,533	$ 161,204	¥ 1,108,652	¥ 2,232,253
Other income	51,019	7,186	49,256	12,763
Total operating revenue	1,195,552	$ 168,390	1,157,908	2,245,016
Life and health insurance business [Member]
Brokerage income
Brokerage income subtotal	1,043,497		1,046,469	2,170,767
Property and casualty insurance business [Member]
Brokerage income
Brokerage income subtotal	¥ 101,036		¥ 62,183	¥ 61,486